LIFE INSURANCE SENSITIVITY ANALYSIS - Schedule of Accounting Estimates and Judgements (Details) £ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Maintenance and investment expenses expected rate (in percent)	90.00%
Credit default spreads (in basis points)	0.25%
Allowance for illiquid premia (in basis points)	0.10%
Long duration contracts assumptions by product and guarantee lapse rate (in percent)	90.00%
Adjustment to risk-free rate (in basis points)	0.25%
Guaranteed annuity option take up expected rate (in percent)	5.00%
Long duration contracts assumptions by product and guarantee volatility rate (in percent)	1.00%
Annuitant mortality
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.05
Future maintenance and investment expenses
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.10
Widening of credit default spreads on corporate bonds
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.0025
Increase in illiquidity premia
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.0010
Non-annuitant mortality and morbidity
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.05
Lapse rates
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.10
Risk-free rate
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.0025
Guaranteed annuity option take up
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.05
Equity investment volatility
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Change in variable (in percent)	0.01
Increase (reduction) in profit before tax | Annuitant mortality
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	£ (301)	£ (333)
Increase (reduction) in profit before tax | Future maintenance and investment expenses
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	355	332
Increase (reduction) in profit before tax | Widening of credit default spreads on corporate bonds
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(433)	(467)
Increase (reduction) in profit before tax | Increase in illiquidity premia
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	190	219
Increase (reduction) in profit before tax | Non-annuitant mortality and morbidity
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	13	16
Increase (reduction) in profit before tax | Lapse rates
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	88	70
Increase (reduction) in profit before tax | Risk-free rate
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	44	37
Increase (reduction) in profit before tax | Guaranteed annuity option take up
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(2)	(2)
Increase (reduction) in profit before tax | Equity investment volatility
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(2)	(2)
Increase (reduction) in equity | Annuitant mortality
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(244)	(270)
Increase (reduction) in equity | Future maintenance and investment expenses
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	288	269
Increase (reduction) in equity | Widening of credit default spreads on corporate bonds
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(351)	(378)
Increase (reduction) in equity | Increase in illiquidity premia
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	154	178
Increase (reduction) in equity | Non-annuitant mortality and morbidity
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	11	13
Increase (reduction) in equity | Lapse rates
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	71	57
Increase (reduction) in equity | Risk-free rate
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	35	30
Increase (reduction) in equity | Guaranteed annuity option take up
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	(2)	(1)
Increase (reduction) in equity | Equity investment volatility
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Increase (decrease) in accounting estimate	£ (1)	£ (2)
Percentage reduction in rate | Annuitant mortality
LIFE INSURANCE SENSITIVITY ANALYSIS (Details) - Schedule of Accounting Estimates and Judgements [Line Items]
Actuarial assumption of mortality rates (in percent)	0.95